Note 2 - Summary of Significant Accounting Policies: Basis of Presentation - Development Stage Company (Policies)	12 Months Ended
Aug. 31, 2013
Policies
Basis of Presentation - Development Stage Company

BASIS OF PRESENTATION – DEVELOPMENT STAGE COMPANY

The Company has earned minimal revenue from operations since inception. Accordingly, the activities have been accounted for as those of a “Development Stage Enterprise” as set forth in ASC 915, “Development Stage Entities.” Among the disclosures required by ASC 915, are that the Company’s financial statements be identified as those of a development stage company, and that the statements of operations, stockholders’ equity (deficit) and cash flows disclose activity since the date of the Company’s inception.